Note 7 - Accrued Interest Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Accrued Interest Receivable [Table Text Block]
(Dollars in thousands)	201 7	201 6
Securities available for sale	$352	400
Loans receivable	1,992	2,226
	$2,344	2,626